Description of Organization and Business Operations	9 Months Ended	12 Months Ended
	Aug. 31, 2023	Nov. 30, 2022
Accounting Policies [Abstract]
Description of Organization and Business Operations

Note 1 — Description of Organization and Business Operations

The Company was incorporated in the State of Nevada on June 12, 2018. On June 7, 2023, the Company (“M2i Global, Inc.”) (formerly known as “Inky Inc.”) filed with the Secretary of State of Nevada an Amendment to the Certificate of Incorporation to change its corporate name from “Inky, Inc.”, to “M2i Global, Inc.”, effective June 7, 2023.

The Company was formerly engaged in developing mobile software applications for smartphones and table devices. During May 2023, the Company became the sole shareholder of U.S. Minerals and Metals Corp., a Nevada corporation (“USMM”) through the issuance of preferred and common shares for cash. Concurrently, the Company shifted its operations to specialization in the development and execution of a complete global value supply chain for critical minerals for the U.S. government and U.S. free trade partners. The Company’s vision is to develop and execute a complete global value supply chain for critical minerals for the United States government and certain trading partners of the United States. To implement this vision, the Company intends to operate three key business units as set forth below:

●	M2i Minerals and Metals: a business engaged in sourcing, extraction, processing, transporting, trading, and selling primary minerals and metals;
●	M2i Recycled Minerals & Metals: a business engaged in the collection, processing, transporting, trading, and selling of scrap, recycled, and reused metals; and
●	M2i Government and Industry Affairs: a business engaged in aligning USMM’s business with U.S. policy to facilitate participation in U.S. government programs such as the creation and management of a Strategic Minerals Reserve as an enhancement of the U.S. government’s National Defense Stockpile.

Note 1 — Description of Organization and Business Operations

Inky is a startup corporation, registered under the laws in the State of Nevada on June 12, 2018. The company (“we,” “us,” or the “Company”) plans to develop, publish and market mobile software application for smartphones and tablet devices (“Apps”). It is an ‘augmented reality’ (AR) app aiming to help users decide what and where to ink without having to regret the tattoo after the fact. The app includes a selection of tattoo sketches by different artists that can be virtually placed via smartphone-powered AR. A user gets to try on a virtual tattoo on their body in real-time.

Our principal executive office is located at 24 Penteliss, Limassol 4102, Cyprus.

The Company’s functional and reporting currency is the U.S. dollar.